Offsetting financial assets and financial liabilities	12 Months Ended
Sep. 30, 2025
Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities

Note 23.Offsetting financial assets and financial liabilities

Accounting policy

Financial assets and liabilities are presented net in the balance sheet when Westpac has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the following tables.

Some of Westpac’s offsetting arrangements are not enforceable in all circumstances. The amounts in the tables below may not tie back to the balance sheet if there are balances which are not subject to offsetting or enforceable netting arrangements. The amounts presented in this note do not represent the credit risk exposure of Westpac or Parent Entity. Refer to Note 11 for information on credit risk management. The offsetting and collateral arrangements and other credit risk mitigation strategies used by Westpac are further explained in the ‘Management of risk mitigation’ section of Note 11.5.

	Amounts subject to enforceable netting arrangements

	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset

			Net amounts	Other
			reported in	recognised		Financial
Consolidated	Gross	Amounts	the balance	financial	Cash	instrument
$m	amounts	offset	sheet	instruments	collateral[a,b]	collateral	Net amount
2025
Assets
Collateral paid[c]	5,014	(4,994)	20	-	-	-	20
Derivative financial instruments[d]	67,954	(50,966)	16,988	(11,320)	(3,068)	(679)	1,921
Reverse repurchase agreements[e]	30,453	(2,149)	28,304	-	(120)	(28,184)	-
Loans[f]	26,809	(26,784)	25	-	-	-	25
Total assets	130,230	(84,893)	45,337	(11,320)	(3,188)	(28,863)	1,966
Liabilities
Collateral received	2,684	(2,603)	81	-	-	-	81
Derivative financial instruments[d]	72,525	(53,358)	19,167	(11,320)	(4,256)	(2,535)	1,056
Repurchase agreements[g]	16,813	(2,149)	14,664	-	(17)	(14,647)	-
Deposits and other borrowings[f]	52,146	(26,784)	25,362	-	-	-	25,362
Total liabilities	144,168	(84,894)	59,274	(11,320)	(4,273)	(17,182)	26,499
2024
Assets
Collateral paid[c]	4,532	(4,474)	58	-	-	-	58
Derivative financial instruments[d]	73,247	(50,474)	22,773	(17,071)	(3,065)	(112)	2,525
Reverse repurchase agreements[e]	19,898	(1,908)	17,990	-	(14)	(17,950)	26
Loans[f]	23,218	(23,147)	71	-	-	-	71
Total assets	120,895	(80,003)	40,892	(17,071)	(3,079)	(18,062)	2,680
Liabilities
Collateral received	2,562	(2,559)	3	-	-	-	3
Derivative financial instruments[d]	80,776	(52,389)	28,387	(17,071)	(5,870)	(1,721)	3,725
Repurchase agreements[g]	20,756	(1,908)	18,848	-	(57)	(18,791)	-
Deposits and other borrowings[f]	49,007	(23,147)	25,860	-	-	-	25,860
Total liabilities	153,101	(80,003)	73,098	(17,071)	(5,927)	(20,512)	29,588

a.

$3,187 million (2024: $3,078 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 12.

b.

$4,273 million (2024: $5,927 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $317 million (2024: $342 million) in futures margin that does not form part of this column.

c.

Gross amounts consist of variation margin held directly with central clearing counterparties. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

d.	$1,476 million (2024: $1,336 million) of derivative financial assets and $1,463 million (2024: $2,587 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
e.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 16.
f.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 9 and part of deposits and other borrowings in Note 12.

g.	Repurchase agreements form part of other financial liabilities in Note 19.

Note 23.Offsetting financial assets and financial liabilities (Continued)

	Amounts subject to enforceable netting arrangements

	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset

			Net amounts	Other
			reported in	recognised		Financial
Parent Entity	Gross	Amounts	the balance	financial	Cash	instrument
$m	amounts	offset	sheet	instruments	collateral[a,b]	collateral	Net amount
2025
Assets
Collateral paid[c]	5,014	(4,994)	20	-	-	-	20
Derivative financial instruments[d]	67,025	(50,966)	16,059	(11,199)	(2,245)	(452)	2,163
Reverse repurchase agreements[e]	30,453	(2,149)	28,304	-	(120)	(28,184)	-
Loans[f]	26,809	(26,784)	25	-	-	-	25
Total assets	129,301	(84,893)	44,408	(11,199)	(2,365)	(28,636)	2,208
Liabilities
Collateral received	2,684	(2,603)	81	-	-	-	81
Derivative financial instruments[d]	72,391	(53,358)	19,033	(11,199)	(4,228)	(2,307)	1,299
Repurchase agreements[g]	15,332	(2,149)	13,183	-	(17)	(13,166)	-
Deposits and other borrowings[f]	52,146	(26,784)	25,362	-	-	-	25,362
Total liabilities	142,553	(84,894)	57,659	(11,199)	(4,245)	(15,473)	26,742
2024
Assets
Collateral paid[c]	4,532	(4,474)	58	-	-	-	58
Derivative financial instruments[d]	73,041	(50,474)	22,567	(16,971)	(2,922)	(112)	2,562
Reverse repurchase agreements[e]	19,898	(1,908)	17,990	-	(14)	(17,950)	26
Loans[f]	23,218	(23,147)	71	-	-	-	71
Total assets	120,689	(80,003)	40,686	(16,971)	(2,936)	(18,062)	2,717
Liabilities
Collateral received	2,562	(2,559)	3	-	-	-	3
Derivative financial instruments[d]	80,595	(52,389)	28,206	(16,971)	(5,800)	(1,721)	3,714
Repurchase agreements[g]	17,979	(1,908)	16,071	-	(57)	(16,014)	-
Deposits and other borrowings[f]	49,007	(23,147)	25,860	-	-	-	25,860
Total liabilities	150,143	(80,003)	70,140	(16,971)	(5,857)	(17,735)	29,577

a.

$2,364 million (2024: $2,935 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 12.

b.

$4,245 million (2024: $5,857 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $317 million (2024: $342 million) in futures margin that does not form part of this column.

c.

Gross amounts consist of variation margin held directly with central clearing counterparties. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

d.	$1,475 million (2024: $1,335 million) of derivative financial assets and $1,459 million (2024: $2,589 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
e.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 16.
f.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 9 and part of deposits and other borrowings in Note 12.

g.	Repurchase agreements form part of other financial liabilities in Note 19.

Other recognised financial instruments

These financial assets and liabilities are subject to master netting agreements which are not enforceable in all circumstances, so they are recognised gross in the balance sheet. The offsetting rights of the master netting arrangements can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.

Cash collateral and financial instrument collateral

These amounts are received or pledged under master netting arrangements against the gross amounts of assets and liabilities. Financial instrument collateral typically comprises securities which can be readily liquidated in the event of counterparty default. The offsetting rights of the master netting arrangement can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.